UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-4014

(Exact name of registrant as specified in charter):	Meridian Fund, Inc.

(Address of principal executive offices):	60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

(Name and address of agent for service):	Gregg B. Keeling
60 E. Sir Francis Drake Blvd
Ste. #306
Larkspur, CA. 94939

Registrant’s telephone number:	(415) 461-8770

Date of fiscal year end:	June 30, 2011

Date of reporting period:	March 31, 2011

ITEM 1 — SCHEDULE OF INVESTMENTS

Meridian Equity Income Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 94.8%

AEROSPACE & DEFENSE - 1.6%
Lockheed Martin Corp.	6,600	$530,640

AIR FREIGHT & LOGISTICS - 1.6%
United Parcel Service, Inc. Class B	7,215	536,219

APPAREL ACCESSORIES & LUXURY GOODS - 1.6%
VF Corp.	5,400	532,062

APPAREL RETAIL - 1.6%
American Eagle Outfitters, Inc.	35,155	558,613

ASSET MANAGEMENT & CUSTODY BANKS - 1.6%
Federated Investors, Inc. Class B	20,500	548,375

BANKING - COMMERCIAL - 1.7%
Bank of Hawaii Corp.	12,100	578,622

BANKING - REGIONAL BANKS - 1.6%
Cullen/Frost Bankers, Inc.	9,000	531,179

BANKING - THRIFTS & MORTGAGE FINANCE - 1.5%
Hudson City Bancorp, Inc.	52,500	508,200

CHEMICALS - DIVERSIFIED - 1.6%
EI du Pont de Nemours & Co.	10,000	549,700

CHEMICALS - SPECIALTY - 1.6%
RPM International, Inc.	22,600	536,298

COMMERCIAL PRINTING - 1.7%
R. R. Donnelley & Sons Co.	30,115	569,776

COMPUTER HARDWARE - 1.6%
Diebold, Inc.	15,225	539,879

CONSTRUCTION & ENGINEERING - 1.5%
Mine Safety Appliances Co.	14,300	524,381

CONSUMER PRODUCTS - 1.6%
Kimberly-Clark Corp.	8,150	531,951

DISTRIBUTION & WHOLESALE - 1.6%
Genuine Parts Co.	10,185	546,322

DIVERSIFIED CAPITAL MARKETS - 1.5%
NYSE Euronext	14,280	502,228

DIVERSIFIED FINANCIAL SERVICES - 1.7%
Broadridge Financial Solutions, Inc.	25,300	574,057

ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
Hubbell, Inc. Class B	7,900	561,137

ELECTRIC UTILITIES - 1.5%
PPL Corp.	19,900	503,470

ELECTRONIC EQUIPMENT MANUFACTURING - 1.6%
Molex, Inc.	21,700	545,104

ENERGY - 1.6%
Chevron Corp.	5,200	558,636

ENVIRONMENTAL FACILITIES & SERVICES - 1.5%
Waste Management, Inc.	13,790	514,919

FOOD DISTRIBUTORS - 1.5%
SYSCO Corp.	17,800	493,060

FOOD & MEATS - PACKAGED - 1.5%
Kraft Foods, Inc. Class A	16,000	501,760

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
Hillenbrand, Inc.	23,400	$503,100

HEALTH CARE PRODUCTS - 1.6%
Baxter International, Inc.	10,300	553,831

HEALTH CARE TECHNOLOGY - 1.6%
Medtronic, Inc.	14,100	554,835

HOME IMPROVEMENT RETAIL - 1.5%
Home Depot, Inc.	13,600	504,016

HOUSEHOLD - HOME FURNISHINGS - 1.6%
Leggett & Platt, Inc.	21,625	529,813

HYPERMARKETS & SUPER CENTERS - 1.5%
Wal-Mart Stores, Inc.	9,515	495,256

INDEPENDENT POWER PRODUCERS & ENERGY - 1.6%
Constellation Energy Group, Inc.	17,600	547,888

INDUSTRIAL - 1.7%
Harsco Corp.	16,200	571,698

INDUSTRIAL CONGLOMERATES - 1.5%
3M Co.	5,400	504,900

INDUSTRIAL MACHINERY - 1.6%
Eaton Corp.	9,840	545,530

INSURANCE BROKERS - 1.7%
Willis Group Holdings Plc (United Kingdom)	14,525	586,229

INSURANCE - MULTI-LINE - 1.6%
Chubb Corp.	9,000	551,790

INSURANCE - PROPERTY & CASUALTY - 1.5%
Mercury General Corp.	12,945	506,538

IT SERVICES & DATA PROCESSING - 1.5%
Paychex, Inc.	16,500	517,440

LEISURE & AMUSEMENT - 1.5%
Carnival Corp.	13,300	510,188

MEDIA - 1.5%
Time Warner, Inc.	14,200	506,940

MEDIA - BROADCASTING & CABLE TV - 1.6%
Time Warner Cable, Inc.	7,700	549,318

METAL & GLASS CONTAINERS - 1.6%
Greif, Inc. Class A	8,100	529,821

OFFICE SERVICES & SUPPLIES - 1.5%
Pitney Bowes, Inc.	20,300	521,507

OIL & GAS - STORAGE & TRANSPORTATION - 1.7%
Spectra Energy Corp.	21,000	570,780

PACKAGING - 1.7%
MeadWestvaco Corp.	18,500	561,104

PAPER & PACKAGING - 1.5%
Sonoco Products Co.	14,500	525,335

PERSONAL PRODUCTS - 1.4%
Avon Products, Inc.	18,100	489,424

PHARMACEUTICALS - 1.6%
Johnson & Johnson	8,985	532,361

Meridian Equity Income Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

PUBLISHING - 1.6%
McGraw-Hill Cos., Inc. (The)	14,100	$555,540

RAILROADS - 1.6%
Norfolk Southern Corp.	7,900	547,233

REITS - DIVERSIFIED - 1.7%
Kimco Realty Corp. REIT	30,680	562,671

RESTAURANTS - 1.6%
McDonald’s Corp.	7,000	532,630

RETAIL - 1.6%
Mattel, Inc.	21,500	535,995

SEMICONDUCTORS - 1.6%
Microchip Technology, Inc.	14,500	551,145

SOFT DRINKS - 1.5%
Coca-Cola Co. (The)	7,770	515,540

SOFTWARE & SERVICES - 1.5%
Microsoft Corp.	20,200	512,272

STEEL - 1.6%
Nucor Corp.	11,700	538,434

TELECOMMUNICATION SERVICES - INTEGRATED - 1.6%
AT&T, Inc.	17,680	541,008

TOBACCO - 1.6%
Reynolds American, Inc.	15,410	547,517

TRUCKING - 1.6%
Ryder System, Inc.	11,000	556,600

TOTAL INVESTMENTS - 94.8% (Cost $28,399,236)		32,142,815

CASH AND OTHER ASSETS, LESS LIABILITIES - 5.2%		1,757,988

NET ASSETS - 100.0%		$33,900,803

REIT - Real Estate Investment Trust

See accompanying notes to Schedules of Investments.

Meridian Growth Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 95.3%

AIR FREIGHT & LOGISTICS - 2.0%
Expeditors International of Washington, Inc.	987,900	$49,533,306

AUTOMOTIVE WHOLESALE SERVICES - 0.5%
Copart, Inc.*	283,000	12,262,390

BANKING - 0.5%
CVB Financial Corp.	1,361,200	12,672,772

BANKING - COMMERCIAL - 4.4%
Bank of Hawaii Corp.	1,248,200	59,688,924
East West Bancorp, Inc.	2,235,800	49,098,168

		108,787,092

BROKERAGE & MONEY MANAGEMENT - 4.7%
Affiliated Managers Group, Inc.*	558,300	61,061,271
T. Rowe Price Group, Inc.	833,550	55,364,391

		116,425,662

BUILDING PRODUCTS - 3.3%
Lumber Liquidators Holdings, Inc.*	881,700	22,033,683
Valspar Corp.	1,564,400	61,168,040

		83,201,723

CELLULAR COMMUNICATIONS - 2.0%
SBA Communications Corp. Class A*	1,276,400	50,647,552

CHEMICALS - SPECIALTY - 2.2%
RPM International, Inc.	2,338,310	55,488,096

CONSUMER SERVICES - 2.0%
Rollins, Inc.	2,419,270	49,111,181

DISTRIBUTION & WHOLESALE - 2.8%
United Stationers, Inc.	544,900	38,715,145
Watsco, Inc.	456,500	31,822,615

		70,537,760

ELECTRONIC EQUIPMENT MANUFACTURING - 2.0%
AMETEK, Inc.	1,143,300	50,156,571

ENERGY - 6.0%
Continental Resources, Inc.*	525,500	37,557,485
Core Laboratories NV (Netherlands)	346,000	35,350,820
FMC Technologies, Inc.*	368,080	34,776,199
Noble Energy, Inc.	445,200	43,028,580

		150,713,084

FLOORING & CARPETS - 1.0%
Mohawk Industries, Inc.*	410,000	25,071,500

FURNITURE & FIXTURES - 1.6%
Herman Miller, Inc.	1,465,300	40,281,097

HEALTH CARE INFORMATION SERVICES - 1.5%
Cerner Corp.*	336,030	37,366,536

HEALTH CARE PRODUCTS - 3.0%
DENTSPLY International, Inc.	1,270,000	46,977,300
Edwards Lifesciences Corp.*	330,370	28,742,190

		75,719,490

HEALTH CARE TECHNOLOGY - 1.1%
IDEXX Laboratories, Inc.*	372,400	28,756,728

INDUSTRIAL CONGLOMERATES - 4.2%
Cooper Industries Plc	846,800	54,957,320
Pall Corp.	867,200	49,959,392

		104,916,712

Meridian Growth Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

INDUSTRIAL SERVICES - 3.8%
Ritchie Bros. Auctioneers, Inc. (Canada)	1,243,600	$35,007,340
Waste Connections, Inc.	2,044,900	58,872,671

		93,880,011

INSURANCE BROKERS - 5.2%
Brown & Brown, Inc.	2,365,050	61,018,290
Willis Group Holdings Plc (United Kingdom)	1,672,930	67,519,455

		128,537,745

LEISURE & AMUSEMENT - 2.2%
Royal Caribbean Cruises, Ltd.*	1,334,300	55,053,218

REAL ESTATE MANAGEMENT & SERVICES - 2.1%
Jones Lang LaSalle, Inc.	518,200	51,685,268

RESTAURANTS - 2.0%
Cracker Barrel Old Country Store, Inc.	991,088	48,702,064

RETAIL - 9.8%
Bed Bath & Beyond, Inc.*	923,700	44,586,999
CarMax, Inc.*	732,950	23,527,695
Coach, Inc.	928,900	48,339,956
Family Dollar Stores, Inc.	457,300	23,468,636
Mattel, Inc.	2,134,700	53,218,071
PetSmart, Inc.	1,222,300	50,053,185

		243,194,542

TECHNOLOGY - 8.2%
Autodesk, Inc.*	1,123,500	49,557,585
Netscout Systems, Inc.*	974,600	26,626,072
Open Text Corp.* (Canada)	408,700	25,470,184
Trimble Navigation, Ltd.*	1,060,800	53,612,832
Zebra Technologies Corp. Class A*	1,251,813	49,121,142

		204,387,815

TECH-SOFTWARE - 14.7%
Advent Software, Inc.*	1,575,476	45,168,897
Blackbaud, Inc.	1,684,100	45,874,884
BMC Software, Inc.*	1,034,700	51,465,978
Citrix Systems, Inc.*	748,600	54,992,156
MICROS Systems, Inc.*	1,021,600	50,497,688
Nuance Communications, Inc.*	1,525,100	29,830,956
Solera Holdings, Inc.	952,900	48,693,190
Teradata Corp.*	768,000	38,937,600

		365,461,349

TRUCKING - 2.5%
J.B. Hunt Transport Services, Inc.	1,347,100	61,185,282

TOTAL COMMON STOCKS - 95.3% (Cost $1,721,932,363)		2,373,736,546

U.S. GOVERNMENT OBLIGATIONS - 3.2%
U.S. Treasury Bill @ .071%** due 06/09/11 (Face Value $80,000,000)		79,990,800

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $79,989,266)		79,990,800

TOTAL INVESTMENTS - 98.5% (Cost $1,801,921,629)		2,453,727,346

CASH AND OTHER ASSETS, LESS LIABILITIES - 1.5%		36,185,494

NET ASSETS - 100.0%		$2,489,912,840

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Value Fund
Schedule of Investments
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS - 93.9%

AEROSPACE & DEFENSE - 1.2%
Orbital Sciences Corp.*	562,700	$10,646,284

AGRICULTURE - 1.7%
Monsanto Co.	211,900	15,311,894

AIR FREIGHT & LOGISTICS - 1.9%
UTi Worldwide, Inc.	856,500	17,335,560

AUTOMOTIVE WHOLESALE SERVICES - 2.5%
LKQ Corp.*	957,500	23,075,750

BANKING - 3.9%
CVB Financial Corp.	654,000	6,088,740
Northern Trust Corp.	136,300	6,917,225
Wells Fargo & Co.	724,000	22,950,800

		35,956,765

BROKERAGE & MONEY MANAGEMENT - 1.6%
TD Ameritrade Holding Corp.	710,500	14,828,135

BUSINESS SERVICES - 1.0%
Cintas Corp.	313,800	9,498,726

DIVERSIFIED FINANCIAL SERVICES - 5.5%
Broadridge Financial Solutions, Inc.	997,900	22,642,351
Equifax, Inc.	544,700	21,161,595
Heartland Payment Systems, Inc.	408,800	7,166,264

		50,970,210

ENERGY - 6.4%
Apache Corp.	77,500	10,146,300
EOG Resources, Inc.	216,700	25,681,117
Forest Oil Corp.*	252,300	9,544,509
Ultra Petroleum Corp.*	283,500	13,962,375

		59,334,301

ENVIRONMENTAL FACILITIES & SERVICES - 1.5%
Waste Management, Inc.	363,900	13,588,026

HEALTH CARE PRODUCTS - 1.1%
Gen-Probe, Inc.*	152,800	10,138,280

HOME IMPROVEMENT RETAIL - 2.5%
Sherwin-Williams Co. (The)	272,500	22,887,275

HOUSEHOLD APPLIANCES - 2.5%
Stanley Black & Decker, Inc.	301,490	23,094,134

INDUSTRIAL - 4.5%
Aecon Group, Inc. (Canada)	455,100	4,651,925
Curtiss-Wright Corp.	508,400	17,865,176
Flowserve Corp.	149,800	19,294,240

		41,811,341

INDUSTRIAL PRODUCTS - 7.7%
Cummins, Inc.	84,400	9,251,928
General Cable Corp.*	216,500	9,374,450
Lincoln Electric Holdings, Inc.	303,800	23,064,496
Sealed Air Corp.	1,084,000	28,899,440

		70,590,314

INDUSTRIAL SERVICES - 5.3%
Nalco Holdings Co.	521,200	14,233,972
Ritchie Bros. Auctioneers, Inc. (Canada)	425,700	11,983,455
W.W. Grainger, Inc.	166,600	22,937,488

		49,154,915

INSURANCE BROKERS - 3.5%
Willis Group Holdings Plc (United Kingdom)	805,200	32,497,872

LEISURE & AMUSEMENT - 5.8%
Bally Technologies, Inc.*	268,000	10,143,800
Carnival Corp.	580,500	22,267,980
Polaris Industries, Inc.	237,175	20,638,968

		53,050,748

Meridian Value Fund
Schedule of Investments (continued)
March 31, 2011 (Unaudited)

	Shares	Value

COMMON STOCKS (continued)

METALS - 0.9%
Newmont Mining Corp.	156,400	$8,536,312

OFFICE SERVICES & SUPPLIES - 2.3%
Steelcase, Inc. Class A	1,853,400	21,091,692

PHARMACEUTICALS - 1.0%
BioMarin Pharmaceutical, Inc.*	348,800	8,765,344

RAILROADS - 2.1%
Union Pacific Corp.	197,500	19,420,175

REITS - DIVERSIFIED - 1.5%
Host Hotels & Resorts, Inc. REIT	783,646	13,800,006

RETAIL - 7.3%
Costco Wholesale Corp.	310,700	22,780,524
Kohl’s Corp.	410,600	21,778,224
Mattel, Inc.	894,600	22,302,378

		66,861,126

SEMICONDUCTORS - 1.6%
NVIDIA Corp.*	49,937	921,837
Power Integrations, Inc.	361,500	13,856,295

		14,778,132

STORAGE - 0.8%
Mobile Mini, Inc.*	303,495	7,289,950

TECHNOLOGY - 6.1%
Autodesk, Inc.*	509,300	22,465,223
eBay, Inc.*	342,700	10,637,408
Zebra Technologies Corp. Class A*	584,900	22,951,476

		56,054,107

TECH-SOFTWARE - 3.7%
Citrix Systems, Inc.*	325,050	23,878,173
Compuware Corp.*	911,800	10,531,290

		34,409,463

TRANSPORTATION - 2.3%
Alexander & Baldwin, Inc.	457,200	20,871,180

TRUCKING - 1.6%
Heartland Express, Inc.	828,700	14,551,972

UTILITIES - 2.6%
Hawaiian Electric Industries, Inc.	950,075	23,561,860

TOTAL COMMON STOCKS - 93.9% (Cost $647,242,682)		863,761,849

U.S. GOVERNMENT OBLIGATIONS - 3.3%
U.S. Treasury Bill @ .071%** due 06/09/11 (Face Value $30,000,000)		29,996,550

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $29,995,975)		29,996,550

TOTAL INVESTMENTS - 97.2% (Cost $677,238,657)		893,758,399

CASH AND OTHER ASSETS, LESS LIABILITIES - 2.8%		26,033,094

NET ASSETS - 100.0%		$919,791,493

REIT - Real Estate Investment Trust

*	Non-income producing securities

**	Annualized yield at date of purchase

See accompanying notes to Schedules of Investments.

Meridian Fund, Inc.
Notes to Schedules of Investments
March 31, 2011 (Unaudited)

1.	Investment Valuation: Marketable securities are valued at the closing price or last sales price on the principal exchange or market on which they are traded; or, if there were no sales that day, at the last reported bid price. Securities and other assets for which reliable market quotations are not readily available or for which a significant event has occurred since the time of the most recent market quotation, will be valued at their fair value as determined by Aster Investment Management Company, Inc. under the guidelines established by, and under the general supervision and responsibility of, the Funds’ Board of Directors. Short-term debt securities with original or remaining maturities in excess of 60 days are valued at the mean of their quoted bid and asked prices. Short-term debt securities with 60 days or less to maturity are valued at amortized cost which approximates fair market value.

2.	Fair Value Measurements: As described in Note 1 above, the Funds utilize various methods to determine and measure the fair value of investment securities on a recurring basis. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

Level 1 - quoted prices in active markets for identical securities;

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

Level 3 - significant unobservable inputs (including the Fund’s determinations as to the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used to value the Fund’s securities as of March 31, 2011 is as follows:

	Equity
Valuation Inputs	Income Fund	Growth Fund	Value Fund

Level 1 - Quoted Prices*	$32,142,815	$2,373,736,546	$863,761,849
Level 2 - Other Significant Observable Inputs**	—	79,990,800	29,996,550
Level 3 - Significant Unobservable Inputs	—	—	—

Total Market Value of Investments	$32,142,815	$2,453,727,346	$893,758,399

*	Level 1 investments are comprised of common stock with industry classifications as defined on the Schedule of Investments.

**	Level 2 investments are limited to U.S. Treasury Securities.

Meridian Fund, Inc.
Notes to Schedules of Investments (continued)
March 31, 2011 (Unaudited)

3.	Federal Income Tax Information: The aggregate cost of investments, unrealized appreciation and depreciation which are book figures that approximate federal income tax basis, were as follows:

		Aggregate	Aggregate
		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Aggregate Cost	Appreciation	Depreciation	Appreciation

Equity Income Fund	$28,399,236	$4,439,138	$(695,559)	$3,743,579
Growth Fund	1,801,921,629	656,472,928	(4,667,211)	651,805,717
Value Fund	677,238,657	217,869,857	(1,350,115)	216,519,742

ITEM 2 — CONTROLS AND PROCEDURES
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing).

(b)	There have been no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3 — EXHIBITS
(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2).
Filed herewith

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Meridian Fund, Inc.

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: May 19, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gregg B. Keeling Gregg B. Keeling
CFO & Treasurer

Date: May 19, 2011

By:	/s/ Richard F. Aster Richard F. Aster
President & CEO

Date: May 19, 2011